Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma	Dec. 31, 2022 USD ($)
Actual [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Common stock	$ 683
Additional paid-in capital	31,232,737
Subscription receivable	(165,719)
Accumulated deficit	(43,520,645)
Total stockholders’ deficit	(12,452,146)
Actual [Member] | Series Seed Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value	309
Actual [Member] | Series Seed-1 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value	244
Actual [Member] | Series Seed-2 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value	209
Actual [Member] | Series Seed-3 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value	36
Pro Forma [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Common stock	1,481
Additional paid-in capital	31,232,737
Subscription receivable	(165,719)
Accumulated deficit	(43,520,645)
Total stockholders’ deficit	(12,452,146)
Pro Forma [Member] | Series Seed Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value
Pro Forma [Member] | Series Seed-1 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value
Pro Forma [Member] | Series Seed-2 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value
Pro Forma [Member] | Series Seed-3 Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Business Combination are Excluded from such Pro-Forma [Line Items]
Preferred stock, value